Shareholder Report, Holdings (Details)	Dec. 31, 2025
Emerging Markets Equities Fund - Class M | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.57%
Emerging Markets Equities Fund - Class M | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.64%
Emerging Markets Equities Fund - Class M | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.69%
Emerging Markets Equities Fund - Class M | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.33%
Emerging Markets Equities Fund - Class M | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.29%
Emerging Markets Equities Fund - Class M | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%
Emerging Markets Equities Fund - Class M | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.07%
Emerging Markets Equities Fund - Class M | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Emerging Markets Equities Fund - Class M | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
Emerging Markets Equities Fund - Class F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.57%
Emerging Markets Equities Fund - Class F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.64%
Emerging Markets Equities Fund - Class F-2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.69%
Emerging Markets Equities Fund - Class F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.33%
Emerging Markets Equities Fund - Class F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.29%
Emerging Markets Equities Fund - Class F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%
Emerging Markets Equities Fund - Class F-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.07%
Emerging Markets Equities Fund - Class F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Emerging Markets Equities Fund - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
Emerging Markets Equities Fund - Class F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.57%
Emerging Markets Equities Fund - Class F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.64%
Emerging Markets Equities Fund - Class F-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.69%
Emerging Markets Equities Fund - Class F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.33%
Emerging Markets Equities Fund - Class F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.29%
Emerging Markets Equities Fund - Class F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%
Emerging Markets Equities Fund - Class F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.07%
Emerging Markets Equities Fund - Class F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Emerging Markets Equities Fund - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
Emerging Markets Equities Fund - Class R-6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.57%
Emerging Markets Equities Fund - Class R-6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.64%
Emerging Markets Equities Fund - Class R-6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.69%
Emerging Markets Equities Fund - Class R-6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.33%
Emerging Markets Equities Fund - Class R-6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.29%
Emerging Markets Equities Fund - Class R-6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%
Emerging Markets Equities Fund - Class R-6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.07%
Emerging Markets Equities Fund - Class R-6 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Emerging Markets Equities Fund - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%